NET INCOME (LOSS) PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012
NET INCOME (LOSS) PER SHARE [Abstract]
Total weighted average number of shares related to outstanding options and RSUs excluded from the calculations of diluted net income (loss) per share	7,004,138		6,309,683
Numerator for basic and diluted net loss per share -
Net loss available to Ordinary shareholders	$ (6,332)		$ (2,211)
Denominator for basic net loss per share -
Weighted average number of shares	41,849,000		41,288,000
Add - employee stock options, RSUs and convertible notes		[1]		[1]
Denominator for diluted net loss per share -
adjusted weighted average shares assuming exercise of options	41,849,000		41,288,000

[1]	Anti-dilutive